Consolidated Statement of Cash Flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit (loss) for the year	S/ 123,958	S/ (214,344)	S/ (76,830)
Adjustments for:
Depreciation	115,237	132,442	85,310
Depreciation of right-of-use assets	27,636	26,577	21,726
Amortization	76,273	76,731	31,055
Change in fair value of investment property	(161)	(116)	(173)
(Reversal) Impairment of inventories	419	(1,927)	4,655
Equity-settled share-based payment transactions	9,145	3,675
Gain (loss) on disposal of property, furniture, and equipment	4,491	(696)	1,143
Loss on disposal of right-of-use assets net of leases	79	743	(32)
Loss on disposal of intangibles	1,117	477	1,028
Other expenses for derecognition of other assets	2,112
Other expenses for changes in contingent consideration		20,927
Other income for reversal of contingent consideration		(4,095)
Other income for reversal of others accounts payable to former shareholders	(46,613)
Reversal (loss) for impairment of trade receivables	40,855	5,684	(1,580)
Share of profit of equity-accounted investees	(8,800)	(6,290)	(3,757)
Provisions	1,001	1,176	380
Finance income	(24,810)	(92,978)	(6,910)
Finance costs	633,593	783,782	312,701
Tax expense	59,819	90,170	29,383
Net changes in assets and liabilities
Trade accounts receivable and other assets	(343,151)	(316,000)	(80,478)
Inventories	(25,853)	(30,107)	(22,911)
Trade accounts payable and other accounts payable	229,751	183,740	(63,168)
Provisions and employee benefits	(5,718)	(4,328)	(2,145)
Insurance contract liabilities	(28,602)	25,068	(5,749)
Cash generated from operating activities	841,778	680,311	223,648
Income tax paid	(194,322)	(114,726)	(67,767)
Interest received	21,042	16,828	6,760
Net cash from operating activities	668,498	582,413	162,641
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired		(59,994)	(2,952,721)
Payment for accounts payable to former shareholder	(30,011)	(1,368)
Purchase of properties, furniture, and equipment	(90,857)	(116,248)	(102,497)
Purchase of intangibles	(50,991)	(48,917)	(49,472)
Dividends from equity-accounted investees	3,311	1,439	1,586
Other assets (Trust funds)		94,539	(94,526)
Purchase of other investments, net of sales	(21,312)	(22,246)
Proceeds from sale of property, furniture, and equipment	213	4,194	176
Payment for contingent consideration	(47,174)	(36,143)	(397)
Proceeds from (payment in advance for) purchase of shares		11,592	(11,592)
Net cash used in investing activities	(236,821)	(173,152)	(3,209,443)
Cash flows from financing activities
Proceeds from issuance of common stock in initial public offering, net of issuance costs	1,267,794
Payments of initial public offering costs	(15,908)
Proceeds from loans and borrowings	1,239,486	4,871,380	2,287,819
Payment for loans and borrowings	(1,125,622)	(4,520,827)	(340,113)
Payment for lease liabilities	(45,593)	(42,530)	(34,758)
Penalty paid for debt prepayment		(53,285)	(9)
Payment for derivatives premiums	(50,705)	(51,141)	(26,461)
Payment for costs of extinguishment of debt	(16,607)
Interest paid	(450,982)	(566,774)	(108,303)
Proceeds from settlement of derivatives - interest rate swaps	(1,202)
Dividends paid	(1,150)	(6,841)	(131)
Contributions from non-controlling shareholders		16	1,352,610
Acquisition of non-controlling interest	(1,217,629)
Net cash (used in) from financing activities	(418,118)	(370,002)	3,130,654
Net increase in cash and cash equivalents	13,559	39,259	83,852
Cash and cash equivalents at January 1	241,133	208,694	138,771
Cash and cash equivalents arising from shareholder's downstream merger			145
Effect of movements in exchange rates on cash held	(18,947)	(6,820)	(14,074)
Cash and cash equivalents at December 31	235,745	241,133	208,694
Transactions not representing cash flows
Assets acquired through finance lease and other financing	26,826	17,892	36,617
Assets acquired from suppliers in installments	S/ 10,060	S/ 16,834	S/ (14,003)